Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	BlackRock TCP Capital Corp.
Entity Central Index Key	0001370755
Entity Emerging Growth Company	false
Entity File Number	814-00899
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2594706
Entity Address, Address Line One	2951 28th Street, Suite 1000
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	(310)
Local Phone Number	566-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TCPC
Security Exchange Name	NASDAQ